SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Principles of Consolidation and Combination

Principles of Consolidation and Combination

NTE LP is a Delaware limited partnership that was established as Northern Tier Energy, Inc. on October 24, 2011 and was subsequently converted into NTE LP as of June 4, 2012. On July 31, 2012, NTE LP closed its IPO whereby it sold 18,687,500 limited partnership units to the public. In connection with the closing of the IPO, NT Holdings contributed all of its membership interests in NTE LLC to NTE LP in exchange for 54,844,500 common units and 18,383,000 PIK units of NTE LP (see Note 3). Upon the closing of the IPO, the consolidated historical financial statements of NTE LLC became the historical financial statements of NTE LP. NTE LP consolidates all accounts of NTE LLC and its subsidiaries. NTE LLC consolidates all accounts of SPPR and NTRH. All significant intercompany accounts have been eliminated in these consolidated financial statements.

NTE LLC was formed on June 23, 2010. The Marathon Acquisition agreement was entered into on October 6, 2010 and closed on December 1, 2010. Accordingly, the accompanying financial statements present the consolidated accounts of such acquired businesses.

The Company’s common equity interest in MPL is accounted for using the equity method of accounting in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 323. Equity income from MPL represents the Company’s proportionate share of net income available to common equity owners generated by MPL.

The equity method investment is assessed for impairment whenever changes in facts or circumstances indicate a loss in value has occurred. When the loss is deemed to be other than temporary, the carrying value of the equity method investment is written down to fair value, and the amount of the write-down is included in net income. See Note 8 for further information on the Company’s equity method investment.

MPLI owns all of the preferred membership units of MPL. This investment in MPLI, which provides the Company no significant influence over MPLI, is accounted for as a cost method investment. The investment in MPLI is carried at a cost of $6.9 million as of September 30, 2012 and December 31, 2011 and is included in other noncurrent assets within the consolidated balance sheets.

Principles of Consolidation and Combination

Prior to the closing of the Acquisition, the Predecessor was legally held by multiple subsidiaries and affiliates of Marathon Oil. As such, the accompanying Predecessor financial statements present the combined accounts of such businesses for all periods prior to the Acquisition. The Company was incorporated on June 23, 2010. NTI entered into the Acquisition agreement with Marathon on October 6, 2010. After the closing of the Acquisition on December 1, 2010, the Company acquired the stock or net assets of those Predecessor businesses from NTI. Accordingly, the accompanying financial statements present the consolidated accounts of such acquired businesses for all periods subsequent to December 1, 2010. The Company had no operating activities between its June 23, 2010 inception date and the date the Predecessor businesses were acquired although it incurred various transaction and formation costs which have been included in the total successor period of June 23, 2010 through December 31, 2010 (the “Successor Period”).

All significant intercompany accounts have been eliminated in these consolidated and combined financial statements.

The Company’s and the Predecessor’s 17% common interest in Minnesota Pipe Line is accounted for using the equity method of accounting in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 323. Income from equity method investment represents the Company’s and the Predecessor’s proportionate share of net income available to common owners generated by Minnesota Pipe Line.

The equity method investment is assessed for impairment whenever changes in facts or circumstances indicate a loss in value has occurred. When the loss is deemed to be other than temporary, the carrying value of the equity method investment is written down to fair value, and the amount of the write-down is included in net income. See Note 7 for further information on the Company’s equity investment.

MPLI owns all of the preferred membership units of Minnesota Pipe Line. This investment in MPLI which provides the Company (and previously, the Predecessor) no significant influence over Minnesota Pipe Line is accounted for as a cost method investment. The investment in MPLI is carried at a cost of $6.9 million as of December 31, 2011 and $7.0 as of December 31, 2010 and is included in other noncurrent assets on the consolidated balance sheets.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the respective reporting periods. Actual results could differ from those estimates. In addition, significant estimates were used in accounting for the Marathon Acquisition under the purchase method of accounting.

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated and combined financial statements and the reported amounts of revenues and expenses during the respective reporting periods. Actual results could differ from those estimates. In addition, significant estimates were used in accounting for the Acquisition under the purchase method of accounting.

The Predecessor financial statements include allocations of general, administrative and overhead costs of Marathon that are attributable to the Predecessor’s operations. Management believes the assumptions and allocations underlying the combined financial statements are reasonable. However, these combined financial statements do not include all of the actual expenses that would have been incurred had the Predecessor been a stand-alone entity during the periods presented and do not reflect the Predecessor’s combined results of operations, financial position and cash flows had it been a stand-alone company during the periods presented.

Operating Segments

Operating Segments

The Company has two reportable operating segments:

•	Refining – operates the St. Paul Park, Minnesota refinery, terminal and related assets, and includes the Company’s interest in MPL and MPLI, and

•	Retail – operates 166 convenience stores primarily in Minnesota and Wisconsin. The retail segment also includes the operations of NTB and SAF.

See Note 21 for further information on the Company’s operating segments.

Operating Segments

The Company has two reportable operating segments:

•	Refining—operates the St. Paul Park, Minnesota, refinery, terminal and related assets, including the Company’s interest in MPLI and Minnesota Pipe Line, and

•	Retail—operates 166 convenience stores primarily in Minnesota and Wisconsin. The Retail segment also includes the operations of NTB and SAF.

See Note 19 for further information on the Company’s operating segments.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents.
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Such assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected undiscounted future cash flows from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized based on the fair value of the asset.

When property, plant and equipment depreciated on an individual basis is sold or otherwise disposed of, any gains or losses are reported in net income. Gains on the disposal of property, plant and equipment are recognized when earned, which is generally at the time of closing. If a loss on disposal is expected, such losses are generally recognized when the assets are classified as held for sale.

Expenditures for routine maintenance and repair costs are expensed when incurred. Refinery process units require periodic major maintenance and repairs that are commonly referred to as “turnarounds.” The required frequency of the maintenance varies by unit, but generally is every two to six years depending on the processing unit involved. Turnaround costs are expensed as incurred.

Property, Plant and Equipment

Property, plant and equipment is recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Such assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected undiscounted future cash flows from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized based on the fair value of the asset.

When property, plant and equipment depreciated on an individual basis are sold or otherwise disposed of, any gains or losses are reported in net income. Gains on the disposal of property, plant and equipment are recognized when earned, which is generally at the time of closing. If a loss on disposal is expected, such losses are generally recognized when the assets are classified as held for sale.

Expenditures for routine maintenance and repair costs are expensed when incurred. Refinery process units require periodic major maintenance and repairs that are commonly referred to as “turnarounds.” The required frequency of the maintenance varies by unit, but generally is every two to six years depending on the processing unit involved. Turnaround costs are expensed as incurred.

Derivative Financial Instruments

Derivative Financial Instruments

The Company is exposed to earnings and cash flow volatility based on the timing and change in refined product prices and crude oil prices. To manage these risks, the Company may use derivative instruments associated with the purchase or sale of crude oil and refined products. Crack spread option and swap contracts are used to hedge the volatility of refining margins. The Company also may use futures contracts to manage price risks associated with inventory quantities above or below target levels. The Company does not enter into derivative contracts for speculative purposes. All derivative instruments are recorded in the consolidated balance sheet at fair value and are classified depending on the maturity date of the underlying contracts. Changes in the fair value of its contracts are accounted for by marking them to market and recognizing any resulting gains or losses in its statements of income. These gains and losses are reported as operating activities within the consolidated statements of cash flows.

Excise Taxes

Excise Taxes

The Company is required by various governmental authorities, including federal and state, to collect and remit taxes on certain products. Such taxes are presented on a gross basis in revenue and cost of sales in the consolidated statements of operations. These taxes totaled $78.2 million and $64.9 million for the three months ended September 30, 2012 and 2011, respectively, and $215.0 million and $181.5 million for the nine months ended September 30, 2012 and 2011, respectively.

Excise Taxes

The Company (and previously, the Predecessor) is required by various governmental authorities, including federal and state, to collect and remit taxes on certain products. Such taxes are presented on a gross basis in revenues and costs and expenses in the consolidated and combined statements of income. These taxes totaled $242.9 million for the year ended December 31, 2011, $25.1 million for the Successor Period, $271.8 million for the eleven months ended November 30, 2010 and $289.6 million for the year ended December 31, 2009.

Income Taxes

Income Taxes

Effective August 1, 2012, NTRH elected to be treated as a corporation for income tax purposes in order to preserve the MLP tax status of NTE LP. As such, the Company has recorded deferred tax assets and deferred tax liabilities as of the election date. Additionally, the Company recorded current period income taxes for the period from August 1, 2012 through September 30, 2012 (see Note 6) at the NTRH level. Prior to August 1, 2012, all of the Company’s income was derived from subsidiaries which were limited liability companies and were therefore pass-through entities for federal income tax purposes. As a result, the Company did not incur federal income taxes prior to this date.

Income Taxes

After the Acquisition, the Company and its subsidiaries are limited liability companies and are therefore pass-through entities for federal income tax purposes. As a result, the Company does not incur federal income taxes. The Predecessor’s taxable income has historically been included in the consolidated U.S. federal income tax returns of Marathon Oil and also in a number of state income tax returns, which were filed as consolidated returns.

For the Predecessor, the provision for income taxes was computed as if the Predecessor were a stand-alone tax-paying entity and as if it paid the amount of its current federal and state tax liabilities to Marathon Oil in each period. As such, the accrual and payment of the current federal and state tax liabilities are recorded within the net investment in the combined financial statements of the Predecessor in the period incurred.

Deferred tax assets and liabilities were recognized based on temporary differences between the financial statement carrying amounts of the Predecessor’s assets and liabilities and their tax bases as reported in Marathon Oil’s tax filings with the respective taxing authorities. The realization of deferred tax assets was assessed periodically based on several interrelated factors. These factors include the Predecessor’s expectation to generate sufficient future taxable income in order to utilize tax credits and operating loss carry-forwards.

Reclassification	Reclassification Certain reclassifications have been made to the prior-year financial information in order to conform to the Company’s current presentation.
Accounting Developments

Accounting Developments

On January 1, 2012, the Company adopted Accounting Standard Update (“ASU”) No. 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”), which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. Also effective January 1, 2012, the Company adopted ASU 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 defers the effectiveness for the requirement to present on the face of our financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The Company’s presentation of comprehensive income in this quarterly report complies with these accounting standards.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under GAAP with those prepared under IFRS. This new guidance is to be applied retrospectively. ASU 2011-11 will be effective for the Company’s quarterly and annual financial statements beginning with the first quarter 2013 reporting. The Company believes that the adoption of ASU 2011-11 will not have a material impact on its consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and other” (“ASU 2012-02”). ASU 2012-02 provides guidance on annual impairment testing of indefinite-lived intangible assets. The standards update allows an entity to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount. If based on its qualitative assessment an entity concludes it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if an entity concludes otherwise, quantitative impairment testing is not required. The standards update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company believes that the adoption of ASU 2012-02 will not have a material impact on its consolidated financial statements.

Accounting Developments

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” (“ASU 2011-04”). ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. ASU 2011-04 will be effective for the Company’s quarterly and annual financial statements beginning with our first quarter 2012 reporting. The Company believes that the adoption of this standard will not materially impact its consolidated financial statements because the guidance only provides for enhanced disclosure requirements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”) which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 will be effective for the Company’s quarterly and annual financial statements beginning with our first quarter 2012 reporting. However, in December 2011 the FASB issued ASU 2011-12 Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the effectiveness for the requirement to present on the face of our financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The Company believes that the adoption of ASU 2011-05, as amended by ASU 2011-12, will not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under U.S. GAAP with those prepared under IFRS. This new guidance is to be applied retrospectively. ASU 2011-11 will be effective for the Company’s quarterly and annual financial statements beginning with our first quarter 2013 reporting. The Company believes that the adoption of ASU 2011-11 will not have a material impact on its consolidated financial statements.

Revenue Recognition

Revenue Recognition

Revenues are recognized when products are shipped or services are provided to customers, title is transferred, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded net of discounts granted to customers. Shipping and other transportation costs billed to customers are presented on a gross basis in revenues and cost of sales.

Rebates from vendors are recognized as a reduction of cost of sales when the initiating transaction occurs. Incentives that are derived from contractual provisions are accrued based on past experience and recognized in cost of sales.

Refined Product Exchanges

Refined Product Exchanges

The Company (and previously, the Predecessor) enters into exchange contracts whereby it agrees to deliver a particular quantity and quality of refined products at a specified location and date to a particular counterparty and to receive from the same counterparty a particular quantity and quality of refined products at a specified location on the same or another specified date. The exchange receipts and deliveries are nonmonetary transactions, with the exception of associated grade or location differentials that are settled in cash. These transactions are not recorded as revenue because they involve the exchange of refined product inventories held for sale in the ordinary course of business to facilitate sales to customers. The exchange transactions are recognized at the carrying amount of the inventory transferred plus any cash settlement due to grade or location differentials.

Advertising

Advertising

The Company (and previously, the Predecessor) expenses the costs of advertising as incurred. Advertising expense was $1.0 million for the year ended December 31, 2011, less than $0.1 million for the Successor Period, $2.6 million for the eleven months ended November 30, 2010 and $2.1 million for the year ended December 31, 2009.

Receivables and Allowance for Doubtful Accounts

Receivables and Allowance for Doubtful Accounts

Receivables of the Company (and previously, the Predecessor) primarily consist of customer accounts receivable. The accounts receivable are due from a diverse base including companies in the petroleum industry, airlines and the federal government. The allowance for doubtful accounts is reviewed quarterly for collectability. All customer receivables are recorded at the invoiced amounts and generally do not bear interest. When it becomes probable the receivable will not be collected, the balances for customer receivables are charged directly to bad debt expense. The allowance for doubtful accounts was less than $0.1 million as of December 31, 2011 and 2010.

Inventories

Inventories

Inventories are carried at the lower of cost or market value. Cost of inventories is determined primarily under the last-in, first-out (“LIFO”) method. However, the Company (and previously, the Predecessor) maintains some inventories whose cost is primarily determined using the first-in, first-out method. The Company has LIFO pools for crude oil and other feedstocks and for refined products in its Refining segment and a LIFO pool for refined products in its Retail segment for inventory held by the retail stores.

Internal-Use Software Development Costs

Internal-Use Software Development Costs

The Company capitalizes certain external and internal computer software costs incurred during the application development stage. The application development stage generally includes software design and configuration, coding, testing and installation activities. Training and maintenance costs are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditures will result in additional functionality. Capitalized software costs are depreciated over the estimated useful life of the underlying project on a straight-line basis, generally not exceeding five years.

Intangible Assets

Intangible Assets

Intangible assets primarily include a retail marketing trade name and franchise agreements. These assets have an indefinite life and therefore are not amortized, but rather are tested for impairment annually and when events or changes in circumstances indicate that the fair value of the intangible asset has been reduced below carrying value.

Financing Costs

Financing Costs

Financing origination fees are deferred and classified within other assets on the consolidated balance sheet. Amortization is provided on a straight-line basis over the term of the agreement, which approximates the effective interest method.

Derivative Financial Instruments

Derivative Financial Instruments

The Company (and previously, the Predecessor) is exposed to earnings and cash flow volatility based on the timing and change in refined product prices and crude oil prices. To manage these risks, the Company uses derivative instruments associated with the purchase or sale of crude oil and refined products. Crack spread option contracts are used to hedge the volatility of refining margins. The Company also may use futures contracts to manage price risks associated with inventory quantities above or below target levels. The Company does not enter into derivative contracts for speculative purposes. All derivative instruments are recorded in the consolidated balance sheet at fair value and are classified depending on the maturity date of the underlying contracts. Changes in the fair value of its contracts are accounted for by marking them to market and recognizing any resulting gains or losses in its statements of income. These gains and losses are reported within operating activities on the consolidated statements of cash flows.

Environmental Costs

Environmental Costs

Environmental expenditures are capitalized if the costs mitigate or prevent future contamination or if the costs improve environmental safety or efficiency of the existing assets. The Company (and previously, the Predecessor) provides for remediation costs and penalties when the responsibility to remediate is probable and the amount of associated costs can be reasonably estimated. The timing of remediation accruals coincides with completion of a feasibility study or the commitment to a formal plan of action. Remediation liabilities are accrued based on estimates of known environmental exposure and are discounted when the estimated amounts are reasonably fixed and determinable. If recoveries of remediation costs from third parties are probable, a receivable is recorded and is discounted to net present value when the estimated amount is reasonably fixed and determinable.

Asset Retirement Obligations

Asset Retirement Obligations

The fair value of asset retirement obligations is recognized in the period in which the obligations are incurred if a reasonable estimate of fair value can be made. Conditional asset retirement obligations for removal and disposal of fire-retardant material from certain refining assets have been recognized. The amounts recorded for such obligations are based on the most probable current cost projections. Asset retirement obligations have not been recognized for the removal of materials and equipment from or the closure of certain refinery, pipeline, terminal and retail marketing assets because the fair value cannot be reasonably estimated since the settlement dates of the obligations are indeterminable.

Current inflation rates and credit-adjusted-risk-free interest rates are used to estimate the fair value of asset retirement obligations. Depreciation of capitalized asset retirement costs and accretion of asset retirement obligations are recorded over time. Depreciation is determined on a straight-line basis, while accretion escalates over the lives of the assets.

Employee Benefit Plans

Employee Benefit Plans

The Predecessor’s employees participated in various employee benefit plans of Marathon. These plans include qualified, non-contributory defined benefit retirement plans, employee savings plans, employee and retiree medical and life insurance plans, dental plans and other such benefits. For the purposes of the combined financial statements, the Predecessor was considered to be participating in multi-employer benefit plans of Marathon. As a participant in multi-employer benefit plans, the Predecessor recognized as expense in each period the required allocations from Marathon, and it did not recognize any employee benefit plan liabilities.

Subsequent to the Acquisition, the majority of the Predecessor’s employees still participated in the employee benefit plans of Marathon under a transition services agreement. See Note 4 for a further description of this transition services agreement.

Any employee not covered under an employee benefit plan of Marathon participates in retirement plans, medical and life insurance plans, dental plans and other such benefits sponsored by the Company (see Note 15).

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation expense for stock-based awards issued over the requisite service period for each separately vesting tranche, as if multiple awards were granted. Stock-based compensation costs are measured at the date of grant, based on the fair value of the award. Stock-based compensation expense recognized was $1.6 million, $0.1 million, $0.3 million and $0.3 million for the year ended December 31, 2011, the Successor Period ended December 31, 2010, the eleven months ended November 30, 2010, and the year ended December 31, 2009, respectively.

Net Investment

Net Investment

The net investment represents a net balance reflecting Marathon’s initial investment in the Predecessor and subsequent adjustments resulting from the operations of the Predecessor and various transactions between the Predecessor and Marathon. The balance is the result of the Predecessor’s participation in Marathon’s centralized cash management programs under which the Predecessor’s cash receipts were remitted to and all cash disbursements were funded by Marathon. Other transactions affecting the net investment include general, administrative and overhead costs incurred by Marathon that are allocated to the Predecessor. There are no terms of settlement or interest charges associated with the net investment balance.

Comprehensive Income

Comprehensive Income

The Company has unrecognized prior service cost related to its defined benefit cash balance plan as of December 31, 2011 (see Note 15). This unrecognized prior service cost of $0.4 million is recognized directly to member’s interest as an element of other comprehensive income. The Predecessor has reported no comprehensive income due to the absence of items of other comprehensive income in the periods presented.

Concentrations of Risk

Concentrations of Risk

The Predecessor is exposed to related party risk as a portion of both sales revenues and costs are derived from transactions with Marathon Oil’s subsidiaries and affiliates. Sales to related parties for eleven months ended November 30, 2010 and for the year ended December 31, 2009 were both 7% of total sales. For the eleven months ended November 30, 2010 and for the year ended December 31, 2009 purchases from related parties were both 45% of total costs and expenses.

The Company (and previously, the Predecessor) is exposed to credit risk in the event of nonpayment by customers. The creditworthiness of customers is subject to continuing review. No single non-related party customer accounts for more than 10% of annual revenues.

Crude oil is the principal raw material for the Company and the majority of the crude oil processed is delivered to the refinery through a pipeline that is owned by Minnesota Pipe Line, a related party. A prolonged disruption of that pipeline’s operations would materially impact the Company’s ability to economically obtain raw materials.

The Company (and previously, the Predecessor) is exposed to concentrated geographical risk as most of its operations are conducted in certain states.